Schedule of Investments (unaudited)
September 30, 2024
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value
Common Stocks — 96.7%
Communication Services — 2.3%
Entertainment — 1.0%
Live Nation Entertainment Inc.	26,200	$2,868,638 *
Interactive Media & Services — 1.3%
Pinterest Inc., Class A Shares	110,200	3,567,174 *

Total Communication Services		6,435,812
Consumer Discretionary — 7.8%
Diversified Consumer Services — 1.0%
Service Corp. International	35,700	2,817,801
Hotels, Restaurants & Leisure — 2.5%
DraftKings Inc., Class A Shares	50,000	1,960,000 *
Expedia Group Inc.	33,400	4,943,868 *
Total Hotels, Restaurants & Leisure		6,903,868
Household Durables — 1.3%
Mohawk Industries Inc.	21,300	3,422,484 *
Specialty Retail — 3.0%
Chewy Inc., Class A Shares	186,528	5,463,405 *
Ross Stores Inc.	18,900	2,844,639
Total Specialty Retail		8,308,044

Total Consumer Discretionary		21,452,197
Consumer Staples — 6.5%
Consumer Staples Distribution & Retail — 5.4%
Casey’s General Stores Inc.	18,100	6,800,351
Performance Food Group Co.	102,300	8,017,251 *
Total Consumer Staples Distribution & Retail		14,817,602
Personal Care Products — 1.1%
Coty Inc., Class A Shares	326,300	3,063,957 *

Total Consumer Staples		17,881,559
Energy — 5.1%
Energy Equipment & Services — 2.3%
Baker Hughes Co.	121,300	4,384,995
Noble Corp. PLC	55,800	2,016,612
Total Energy Equipment & Services		6,401,607
Oil, Gas & Consumable Fuels — 2.8%
Coterra Energy Inc.	100,600	2,409,370
Diamondback Energy Inc.	10,800	1,861,920
EQT Corp.	96,800	3,546,752
Total Oil, Gas & Consumable Fuels		7,818,042

Total Energy		14,219,649
Financials — 14.2%
Banks — 2.8%
Fifth Third Bancorp	58,200	2,493,288
PNC Financial Services Group Inc.	13,500	2,495,475
US Bancorp	61,500	2,812,395
Total Banks		7,801,158
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Capital Markets — 5.5%
Blue Owl Capital Inc.	210,900	$4,083,024
Houlihan Lokey Inc.	31,800	5,025,036
KKR & Co. Inc.	19,000	2,481,020
Raymond James Financial Inc.	28,200	3,453,372
Total Capital Markets		15,042,452
Financial Services — 1.0%
Corpay Inc.	8,900	2,783,564 *
Insurance — 4.9%
Arch Capital Group Ltd.	60,300	6,746,364 *
Everest Group Ltd.	3,200	1,253,856
Hartford Financial Services Group Inc.	46,900	5,515,909
Total Insurance		13,516,129

Total Financials		39,143,303
Health Care — 11.7%
Biotechnology — 1.8%
Argenx SE, ADR	5,000	2,710,400 *
Ultragenyx Pharmaceutical Inc.	43,900	2,438,645 *
Total Biotechnology		5,149,045
Health Care Equipment & Supplies — 3.0%
IDEXX Laboratories Inc.	2,400	1,212,528 *
STERIS PLC	16,700	4,050,418
Teleflex Inc.	11,900	2,943,108
Total Health Care Equipment & Supplies		8,206,054
Health Care Providers & Services — 0.5%
Tenet Healthcare Corp.	8,500	1,412,700 *
Life Sciences Tools & Services — 6.4%
Avantor Inc.	280,500	7,256,535 *
Bio-Techne Corp.	39,900	3,189,207
ICON PLC	24,900	7,154,019 *
Total Life Sciences Tools & Services		17,599,761

Total Health Care		32,367,560
Industrials — 16.8%
Aerospace & Defense — 1.4%
CAE Inc.	207,500	3,890,625 *
Building Products — 1.5%
Resideo Technologies Inc.	202,700	4,082,378 *
Commercial Services & Supplies — 2.7%
Clean Harbors Inc.	30,700	7,420,497 *
Construction & Engineering — 4.5%
API Group Corp.	166,500	5,497,830 *
WillScot Holdings Corp.	185,100	6,959,760 *
Total Construction & Engineering		12,457,590
Electrical Equipment — 3.9%
Regal Rexnord Corp.	41,200	6,834,256
Vertiv Holdings Co., Class A Shares	39,800	3,959,702
Total Electrical Equipment		10,793,958
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report

 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security	Shares	Value

Machinery — 1.1%
ATS Corp.	103,500	$3,006,675 *
Trading Companies & Distributors — 1.7%
Ferguson Enterprises Inc.	23,100	4,586,967

Total Industrials		46,238,690
Information Technology — 14.0%
Electronic Equipment, Instruments & Components — 3.8%
Keysight Technologies Inc.	26,400	4,195,752 *
Teledyne Technologies Inc.	14,100	6,171,006 *
Total Electronic Equipment, Instruments & Components		10,366,758
Semiconductors & Semiconductor Equipment — 2.8%
Entegris Inc.	18,400	2,070,552
Marvell Technology Inc.	80,300	5,791,236
Total Semiconductors & Semiconductor Equipment		7,861,788
Software — 7.4%
AppLovin Corp., Class A Shares	52,500	6,853,875 *
Aspen Technology Inc.	13,100	3,128,542 *
Bentley Systems Inc., Class B Shares	38,200	1,940,942
Dynatrace Inc.	68,900	3,684,083 *
PTC Inc.	14,500	2,619,570 *
Rubrik Inc., Class A Shares	66,700	2,144,405 *
Total Software		20,371,417

Total Information Technology		38,599,963
Materials — 6.9%
Chemicals — 4.5%
Ashland Inc.	75,600	6,574,932
Eastman Chemical Co.	52,500	5,877,375
Total Chemicals		12,452,307
Containers & Packaging — 2.4%
Crown Holdings Inc.	68,400	6,558,192

Total Materials		19,010,499
Real Estate — 6.2%
Health Care REITs — 2.2%
Alexandria Real Estate Equities Inc.	50,600	6,008,750
Real Estate Management & Development — 1.2%
CoStar Group Inc.	45,300	3,417,432 *
Retail REITs — 1.5%
NNN REIT Inc.	86,200	4,179,838
Specialized REITs — 1.3%
SBA Communications Corp.	14,400	3,466,080

Total Real Estate		17,072,100
Utilities — 5.2%
Electric Utilities — 2.8%
Eversource Energy	44,300	3,014,615
PPL Corp.	145,300	4,806,524
Total Electric Utilities		7,821,139
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2024
 ClearBridge Variable Mid Cap Portfolio
(Percentages shown based on Portfolio net assets)
Security		Shares	Value

Independent Power and Renewable Electricity Producers — 1.1%
Vistra Corp.		24,400	$2,892,376
Multi-Utilities — 1.3%
DTE Energy Co.		27,700	3,556,957

Total Utilities			14,270,472
Total Investments before Short-Term Investments (Cost — $185,814,414)			266,691,804
	Rate
Short-Term Investments — 3.3%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.855%	4,567,685	4,567,685 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.932%	4,567,685	4,567,685 (a)(b)

Total Short-Term Investments (Cost — $9,135,370)			9,135,370
Total Investments — 100.0% (Cost — $194,949,784)			275,827,174
Other Assets in Excess of Liabilities — 0.0%††			122,789
Total Net Assets — 100.0%			$275,949,963

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At September 30, 2024, the total market value of investments in Affiliated Companies was $4,567,685 and the cost was $4,567,685 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
REIT	—	Real Estate Investment Trust
This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Variable Mid Cap Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$266,691,804	—	—	$266,691,804
Short-Term Investments†	9,135,370	—	—	9,135,370
Total Investments	$275,827,174	—	—	$275,827,174

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2024. The following transactions were effected in such company for the period ended September 30, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,689,707	$16,971,950	16,971,950	$16,093,972	16,093,972

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$125,688	—	$4,567,685

ClearBridge Variable Mid Cap Portfolio 2024 Quarterly Report